Note 11 - Income Taxes - Reconciliation of Amounts of US Federal Statutory Income Tax Rate to Effective Income Tax Rate (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
U.S. federal statutory tax rate			$ (7,067)	$ (6,886)	$ (3,340)
State and local income taxes, net			(292)	(962)	(519)
Stock-based compensation			(51)	10,865	6,770
Executive compensation limitation			3,566	0	0
Fair value of earnout liability			(828)	(3,946)	0
Transaction costs			125	(2,209)	0
Change in valuation allowance			12,844	3,085	(3,216)
Foreign rate differential			(2,066)	440	1,575
Return-to-provision adjustments			(1,029)	(196)	(538)
Permanent differences			29	334	65
Other, net			(193)	(68)	265
Total	$ 1,978	$ 309	$ 5,038	$ 457	$ 1,062